FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company had cash and cash equivalents of approximately £1.0 million as of June 30, 2024. The cash and cash equivalents are carried at fair value due to the liquid nature of the instruments and are measured in Level 1.

In addition, the Company also had numerous outstanding warrants that were classified in Level 2 due to our use of implied volatility in determining the expected volatility input for purposes of determining the instruments fair value via the Black-Scholes valuation model. The details of the issued warrants were as follows:

Unlisted warrants in issue

Series A warrants

The fair value of each of the warrants was approximately $0.15 and $3.70 as of June 30, 2024 and December 31, 2023, respectively.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,000	$1,000
Share price	$8.24	$31.70
Time to maturity	3.9 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	3.90%	4.0%
Dividend yield	-	-

Series B warrants

The fair value of each of the warrants was approximately $0.00 and $0.20 as of June 30, 2024 and December 31, 2023, respectively.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,000	$1,000
Share price	$8.24	$31.70
Time to maturity	0.9 years	1.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.3%	4.0%
Dividend yield	-	-

Series A-B placement agent warrants

The fair value of each of the warrants was $0.11 and $3.10 as of June 30, 2024 and December 31, 2023, respectively.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,250	$1,250
Share price	$8.24	$31.70
Time to maturity	3.9 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	3.9%	4.0%
	-	-

Series C placement agent warrants

The fair value of each of the warrants was $0.40 and $6.90 as of June 30, 2024 and December 31, 2023, respectively.

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$400	$400
Share price	$8.24	$31.70
Time to maturity	3.74 years	4.2 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.49%	4.0%
Dividend yield	-	-

Series D warrants

The fair value of each of the warrants was $8.46 as of the August 30, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2023. The warrants were subsequently exercised in full on March 12, 2024.

Series E warrants

The fair value of each of the warrants was $1.97 as of the December 18, 2023 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of December 31, 2023.The warrants were subsequently exercised in full on May 6, 2024.

Series F warrants

The fair value of each of the warrants was $1.045 as of the May 8, 2024 issuance date. As the warrants were equity classified, they were not re-measured to fair value as of June 30, 2024.